Summary of Significant Accounting Policies - Schedule of Translation Rate (Details) - Asian Equity Exchange Group Co LTD [Member]	Mar. 31, 2016	Dec. 31, 2015
Average HKD [Member]
Foreign currency translation rate	0.1286	0.1290
Spot HKD [Member]
Foreign currency translation rate	0.1289	0.1290
Average RMB [Member]
Foreign currency translation rate	0.1529	0.1591
Spot RMB [Member]
Foreign currency translation rate	0.1550	0.1540